Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest:
Long-term debt	$ 81,060	$ 78,921
Lease obligations	2,934	2,764
Other	968	80
Income	(323)	(210)
Amortization of debt issue costs	3,174	9,876
Finance charges	$ 87,813	$ 91,431